Severance, acquisition and other costs	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Severance, acquisition and other costs	Severance, acquisition and other costs

For the year ended December 31	2025	2024
Severance	(380)	(383)
Acquisition and other (1)	(137)	(71)
Total severance, acquisition and other costs	(517)	(454)
(1)Includes acquisition costs of $67 million relating to the acquisition of Ziply Fiber. See Note 4, Business acquisitions and disposition, for additional details.
Severance costs
Severance costs consist of charges related to involuntary and voluntary employee terminations.
Acquisition and other costs
Acquisition and other costs consist of transaction costs, such as legal and financial advisory fees, related to completed or potential acquisitions, employee severance costs related to the purchase of a business, the costs to integrate acquired companies into our operations, costs relating to litigation and regulatory decisions, when they are significant, and other costs.